(Schedule of Carrying Amount and Fair Value of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan payable	$ 0.1	$ 0
Carrying Value | Debentures | 7.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	0	5.8
Carrying Value | Debentures | 9.50% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	10.4	0
Carrying Value | Debentures | 8.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	8.0	0
Carrying Value | Senior Notes | 3.50% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	299.9	0
Carrying Value | Senior Notes | 4.75% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	598.2	0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan payable	0.1	0
Fair Value | Debentures | 7.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	0	5.8
Fair Value | Debentures | 9.50% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	14.3	0
Fair Value | Debentures | 8.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	10.2	0
Fair Value | Senior Notes | 3.50% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	293.7	0
Fair Value | Senior Notes | 4.75% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	$ 568.5	$ 0